Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 06, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2017
Successor [Member]
Deferred tax expense (benefit)		$ (2,025)		$ (3,935)
Income tax expense		(9,431)	$ 13,071	(13,071)
Successor [Member] | Foreign [Member]
Current tax expense		11,456		17,006
Deferred tax expense (benefit)		(2,025)		(3,935)
Income tax expense		$ 9,431		$ 13,071
Predecessor [Member] | NPS Holdings Limited [Member]
Deferred tax expense (benefit)					$ 598
Income tax expense	(2,342)				(4,586)
Predecessor [Member] | Foreign [Member] | NPS Holdings Limited [Member]
Current tax expense	2,342				3,988
Deferred tax expense (benefit)					598
Income tax expense	$ 2,342				$ 4,586